Fair Value of Financial Instruments - Summary of Fair Value Measurement of Investment (Detail) $ in Millions	9 Months Ended
Jul. 31, 2022 CAD ($)
Corporate equity [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 3,727
Corporate equity [member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	6
Corporate equity [member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	19
NHA MBS US Agency MBS And CMO [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 755
NHA MBS US Agency MBS And CMO [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Comparability adjustment	(3.71)
NHA MBS US Agency MBS And CMO [member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	3.00%
NHA MBS US Agency MBS And CMO [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Comparability adjustment	6.1
NHA MBS US Agency MBS And CMO [member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	46.00%